Financial Instrument - Derivative Financial Instruments (Detail) - Currency risk [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ 15,205	$ 234	₨ 25,752
Effect on pre-tax equity of a 10% strengthening in currency	0	0	(182)
India, Rupees
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ 609	$ 9	₨ 1,042